PROVISION FOR EMPLOYEE BENEFITS - Actuarial assumptions (Details) - Defined benefits plans	Dec. 31, 2023	Dec. 31, 2022
PROVISION FOR EMPLOYEE BENEFITS
Discount rate (%)	2.46%	0.50%
Probability of retirement (%)	74.63%	75.35%